Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on the consolidated balance sheets	Dec. 31, 2021 USD ($)
As Previously Reported [Member]
Balance Sheet
Goodwill	$ 20,152,890
Total non-current asset	42,740,835
Total assets	82,349,986
Additional paid-in capital	41,792,071
Total shareholders’ equity	47,668,934
Restatement Adjustment [Member]
Balance Sheet
Goodwill	(5,995,320)
Total non-current asset	(5,995,320)
Total assets	(5,995,320)
Additional paid-in capital	(5,995,320)
Total shareholders’ equity	(5,995,320)
As Restated [Member]
Balance Sheet
Goodwill	14,157,570
Total non-current asset	36,745,515
Total assets	76,354,666
Additional paid-in capital	35,796,751
Total shareholders’ equity	$ 41,673,614